Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Operating expenses:
General and administrative					$ 13,079	$ 32,948
Salaries (including stock - based compensation of $72,500, $0, $120,833 and $0 respectively)	$ 190,701		$ 179,569
Consulting fees (including stock - based compensation of $409,167, $0, $640,834 and $0 respectively)	409,167		256,667
Legal and professional fees	53,652		39,516
Depreciation	318		318			599
Other general and administrative	14,831	10,573	26,239	25,281
Total operating expenses	668,669	10,573	501,991	25,281	13,079	32,948
Other income (expenses):
Gain on settlement of bank overdraft			572
Gain on settlement of accounts payable and accrued liabilities			47,003
Forgiveness of accounts payable						59,308
Transfer of assets and liabilities to spin-off company (Note 4)						618,870
Interest expense						(5,833)
Total other income (expenses)			47,575			672,345
Net income (loss)	$ (668,669)	$ (10,573)	$ (1,123,085)	$ (35,854)	$ (13,079)	$ 639,397
Basic earnings (loss) per share					$ (0.06)	$ 2.95
Diluted earnings (loss) per share					$ (0.06)	$ 2.95
Weighted average number of common shares outstanding - basic					217,046	217,046
Weighted average number of common shares outstanding - diluted					217,046	217,046
Net loss per share of Class A and Class C common stock - basic and diluted	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.17)
Weighted average number of Class A and Class C common shares outstanding - basic and diluted	75,772,480	217,046	41,424,290	217,046